Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Non-current assets
Goodwill	£ 5,869	£ 5,444	£ 5,444
Other intangible assets	1,084	899	899
Property, plant and equipment	43,913	39,853	39,853
Other non-current assets	264	115	115
Pension assets	1,567	1,409	1,409
Financial and other investments	667	899	899
Investments in joint ventures and associates	608	2,168	2,168		£ 2,083
Derivative financial assets	1,045	1,319	1,319
Total non-current assets	55,017	52,106	52,106
Current assets
Inventories and current intangible assets	370	341	341
Trade and other receivables	3,153	2,795	2,798
Current tax assets	126	114	114
Financial and other investments	1,981	2,694	2,694		8,741		£ 2,998
Derivative financial assets	108	405	405
Cash and cash equivalents	252	329	329	[1]	1,139	[1]	124
Assets held for sale	1,956		0
Total current assets	7,946	6,678	6,681
Total assets	62,963	58,784	58,787
Current liabilities
Borrowings	(4,472)	(4,447)	(4,447)
Derivative financial liabilities	(350)	(401)	(401)
Trade and other payables	(3,769)	(3,394)	(3,453)
Contract liabilities	(61)	(53)	0
Current tax liabilities	(161)	(123)	(123)
Provisions	(316)	(273)	(273)
Total current liabilities	(9,129)	(8,691)	(8,697)
Non-current liabilities
Borrowings	(24,258)	(22,210)	(22,178)
Derivative financial liabilities	(833)	(660)	(660)
Other non-current liabilities	(808)	(750)	(1,317)
Contract liabilities	(933)	(813)	0
Deferred tax liabilities	(3,965)	(3,557)	(3,636)
Pensions and other post-retirement benefit obligations	(1,785)	(1,672)	(1,672)
Provisions	(1,883)	(1,779)	(1,779)
Total non-current liabilities	(34,465)	(31,441)	(31,242)
Total liabilities	(43,594)	(40,132)	(39,939)
Net assets	19,369	18,652	18,848
Equity
Share capital	458	452	452
Share premium account	1,314	1,321	1,321
Retained earnings	21,814	21,331	21,599
Other equity reserves	(4,237)	(4,468)	(4,540)		(3,987)		(4,523)
Total shareholders’ equity	19,349	18,636	18,832
Non-controlling interests	20	16	16
Total equity	£ 19,369	£ 18,652	£ 18,848		£ 20,384		£ 13,565

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).